Subsequent Events (Tables)	9 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Disposition of Local Limited Partnership

The following table reflects dispositions that occurred subsequent to December 31, 2012:

Local Limited Partnership	Debt at prior 12/31 before sale date	Appraisal Value	Date of Sale	Sales Proceeds	Actual Sale Related Expenses	Investment balance at date of sale	Gain (loss) on sale
Blessed Rock of El Monte, a CA Limited Partnership	$2,054,000	$6,910,000	4/12/2013	$2,355,384	$2,250	$547,890	$1,805,244
Woodland, Ltd	1,341,720	226,000	7/31/2013	28,001	2,500	-	25,501
Greyhound Associates I, L.P	435,203	115,000	8/31/2013	5,000	2,600	-	2,400
Crescent City Apartment, a California Limited Partnership	2,681,206	320,000	10/1/2013	50,000	7,334	-	42,666

Cash Proceeds from Disposition of Local Limited Partnerships

The following table represents the use of the cash proceeds from the disposition of the Local Limited Partnerships that were disposed of subsequent to December 31, 2012:

Local Limited Partnership	Cash Proceeds	Reimburse GP or affiliates for expenses	Payment of accrued asset management fees	Remaining cash to remain in reserves for future expenses
Blessed Rock of El Monte, a CA Limited Partnership	$2,355,384	$25,852	$966,695	$1,362,837
Woodland, Ltd	28,001	23,000	-	5,001
Greyhound Associates I, L.P	5,000	-	-	5,000
Crescent City Apartment, a California Limited Partnership	50,000	-	21,868	28,132

Schedule of List of Possible Dispositions Identified

Local Limited Partnership	Expected closing date	Appraisal value	Mortgage balance of Local Limited Partnership	Estimated sales price	Appraisal expense	Estimated gain on sale
Ashford Place Limited Partnership	01/31/2014	$2,560,000	$2,612,803	$5,000	$3,000	$2,000
Cleveland Apartments, L.P	12/31/2013	1,070,000	1,471,060	50,000	-	50,000